SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during the period	708,834
Exercise price, lower range limit	$ 3.48
Exercise price, upper range limit	$ 4.76
Share-based compensation expense	$ 2,774	$ 4,245
Options exercised during period	292,000		240,171
Options exercised during period, weighted average exercise price	$ 3.92		$ 3.04
Unrecognized compensation cost related to stock options	$ 3,378
Unrecognized compensation cost, period for recognition	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during the period	33,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during the period	675,834